Exhibit 99.10

JPM Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Comments	Loan Status	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
300749381	398049	04/20/2018	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	1	Closed	Lender information is duplicated in the broker column of the contact information section of the CD.	04/25/2018
Verified housing payment history - 387 months of current and prior mortgage history paid 0x30 per credit report.; Verified reserves - Post closing reserves 63.46 months of PITI reserves. 12 months of PITI reserves required.

4/24/2018 - Exception initial grade EV2 due to immateriality. No broker information to disclose, thus lender information being duplicated in the broker column of the contact information section of the CD is considered to be immaterial.
												Approved	A	A	A	A	A
300749381	398058	04/20/2018	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value is supported. No post closing CDA provided.	05/17/2018
Verified housing payment history - 387 months of current and prior mortgage history paid 0x30 per credit report.; Verified reserves - Post closing reserves 63.46 months of PITI reserves. 12 months of PITI reserves required.
											5/17/2018 - Received 3rd Party Desk Review that reflects original appraisal value is supported. Value confirmed by CDA which is performed by licensed appraiser.	Approved	A	A	A	A	A
300749381	398076	04/21/2018	Credit	LTV Exceeds Max Allowed	CRED 0010	1	Closed	LTV 90% > Maximum of 80%. Missing investors acknowledgment of the lender approved exception to guidelines.	04/24/2018
Verified housing payment history - 387 months of current and prior mortgage history paid 0x30 per credit report.; Verified reserves - Post closing reserves 63.46 months of PITI reserves. 12 months of PITI reserves required.

4/24/2018 - Received confirmation from the investor that the updated lender guide can be used for review of the loan. Updated guide effective 3/23/2018 allows for a maximum LTV of 90% for primary residence purchase transactions.
												Approved	A	A	A	A	A